Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Jun. 15, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000006295
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname08636c8f-0b51-4932-83a2-e34305fdce33" style="color: inherit; text-decoration: none;">Class A</a> with maximum sales charge
Account Value	$ 12,987	$ 13,103	$ 12,942	$ 12,806	$ 12,600	$ 12,497	$ 12,346	$ 12,464	$ 12,339	$ 12,384	$ 12,334	$ 11,976	$ 11,667	$ 11,720	$ 11,791	$ 11,793	$ 11,725	$ 11,680	$ 11,752	$ 11,685	$ 11,542	$ 11,663	$ 11,386	$ 11,393	$ 11,190	$ 11,192	$ 11,446	$ 11,521	$ 11,355	$ 11,632	$ 11,711	$ 11,900	$ 12,022	$ 12,190	$ 12,273	$ 12,224	$ 12,284	$ 12,323	$ 12,382	$ 12,354	$ 12,306	$ 12,279	$ 12,231	$ 12,186	$ 12,226	$ 12,287	$ 12,306	$ 12,184	$ 11,971	$ 11,968	$ 11,944	$ 11,939	$ 11,724	$ 11,426	$ 11,129	$ 10,831	$ 11,856	$ 11,866	$ 11,754	$ 11,676	$ 11,687	$ 11,638	$ 11,671	$ 11,579	$ 11,486	$ 11,273	$ 11,201	$ 11,110	$ 10,999	$ 10,927	$ 10,718	$ 10,719	$ 10,766	$ 10,831	$ 10,782	$ 10,809	$ 10,721		$ 10,729	$ 10,794	$ 10,801	$ 10,776	$ 10,825	$ 10,723	$ 10,698	$ 10,654	$ 10,591	$ 10,548	$ 10,503	$ 10,422	$ 10,379	$ 10,280	$ 10,181	$ 10,137	$ 10,058	$ 9,996	$ 9,904	$ 9,988	$ 9,998	$ 9,974	$ 9,877	$ 9,710	$ 9,650	$ 9,661	$ 9,567	$ 9,347	$ 9,413	$ 9,515	$ 9,641	$ 9,630	$ 9,518	$ 9,648	$ 9,724	$ 9,697	$ 9,808	$ 9,849	$ 9,823	$ 9,863	$ 9,768	$ 9,639	$ 9,674	$ 9,681
C000155980
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classnamef5e5c3ff-08a3-464f-9741-cc545f159d4b" style="color: inherit; text-decoration: none;">Class C</a>
Account Value	$ 12,325	12,443	12,298	12,177	11,965	11,874	11,761	11,858	11,746	11,796	11,757	11,445	11,134	11,192	11,266	11,299	11,218	11,182	11,282	11,201	11,072	11,217	10,935	10,949	10,760	10,791	11,043	11,123	10,948	11,223	11,306	11,496	11,622	11,792	11,879	11,839	11,905	11,950	12,014	11,995	11,955	11,956	11,897	11,860	11,906	11,972	11,998	11,887	11,686	11,691	11,675	11,677	11,473	11,188	10,903	10,617	11,631	11,648	11,544	11,474	11,491	11,470	11,490	11,406	11,322	11,119	11,055	10,971	10,888	10,803	10,602	10,610	10,662	10,733	10,710	10,725	10,644		10,658	10,749	10,744	10,724	10,779	10,684	10,665	10,627	10,590	10,552	10,513	10,438	10,382	10,289	10,195	10,157	10,101	10,026	9,939	10,048	10,065	10,047	9,938	9,774	9,737	9,755	9,646	9,447	9,501	9,626	9,740	9,752	9,643	9,762	9,862	9,839	9,956	10,000
C000006298
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname9ff26c20-e143-4d13-80ed-300373ec8f58" style="color: inherit; text-decoration: none;">Class I</a>
Account Value	$ 1,380,489	1,392,200	1,375,045	1,360,579	1,338,785	1,327,806	1,311,731	1,321,333	1,307,948	1,312,390	1,306,955	1,271,691	1,236,697	1,241,945	1,249,098	1,249,098	1,241,693	1,236,775	1,246,571	1,236,813	1,221,634	1,233,974	1,204,758	1,202,807	1,181,375	1,183,714	1,209,942	1,217,493	1,199,888	1,228,538	1,236,481	1,255,882	1,268,360	1,285,600	1,296,193	1,290,766	1,294,481	1,298,187	1,304,012	1,300,883	1,295,531	1,294,641	1,289,426	1,282,229	1,286,096	1,294,365	1,296,015	1,283,026	1,258,405	1,257,859	1,255,135	1,254,266	1,231,713	1,200,558	1,167,329	1,136,129	1,244,250	1,245,105	1,233,158	1,224,741	1,225,586	1,220,317	1,223,471	1,211,523	1,203,790	1,181,482	1,171,718	1,164,054	1,152,283	1,144,638	1,120,641	1,122,526	1,125,104	1,133,407	1,128,010	1,128,614	1,121,229		1,119,888	1,128,334	1,126,867	1,125,880	1,130,685	1,117,936	1,115,013	1,110,196	1,105,370	1,098,673	1,095,737	1,085,176	1,080,447	1,069,977	1,059,464	1,054,720	1,046,271	1,039,562	1,029,844	1,038,227	1,039,067	1,036,378	1,026,168	1,008,672	1,002,278	1,003,215	991,417	970,428	975,095	987,021	997,879	998,307	986,401	997,665	1,007,030	1,003,949	1,014,978	1,018,996	1,015,944	1,019,804	1,009,790	996,306	999,512	1,000,000
C000198830
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname5223127f-b549-4285-aef3-a6afad985b38" style="color: inherit; text-decoration: none;">Class IR</a>
Account Value	$ 6,174,381	6,238,209	6,149,206	6,083,894	5,985,830	5,936,165	5,863,708	5,917,549	5,845,842	5,876,602	5,840,542	5,682,456	5,525,656	5,548,501	5,579,854	5,579,268	5,545,652	5,523,176	5,566,389	5,522,498	5,454,434	5,509,271	5,378,484	5,379,907	5,273,406	5,283,345	5,400,231	5,433,675	5,354,704	5,482,177	5,517,243	5,603,423	5,658,663	5,735,183	5,781,992	5,757,381	5,773,564	5,799,590	5,815,109	5,810,666	5,786,371	5,772,038	5,748,348	5,715,855	5,742,528	5,769,256	5,776,334	5,718,154	5,608,146	5,615,033	5,602,593	5,588,673	5,487,819	5,348,630	5,209,804	5,070,449	5,551,659	5,555,183	5,501,685	5,463,903	5,467,362	5,443,084	5,447,436	5,403,278	5,359,258	5,259,666	5,225,117	5,181,522	5,128,872	5,094,585	4,996,598	4,995,576	5,015,725	5,043,636	5,019,560	5,030,710	4,988,667	$ 5,000,000
C000006297
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname8c1b12d5-d929-4263-828b-0cb0c09cc800" style="color: inherit; text-decoration: none;">Class L</a>
Account Value	$ 13,047	13,168	13,012	12,879	12,675	12,575	12,426	12,549	12,426	12,474	12,404	12,071	11,764	11,799	11,898	11,904	11,815	11,797	11,874	11,786	11,669	11,794	11,517	11,504	11,302	11,331	11,591	11,670	11,504	11,787	11,870	12,064	12,169	12,342	12,452	12,406	12,470	12,514	12,555	12,552	12,506	12,481	12,435	12,370	12,436	12,500	12,522	12,401	12,165	12,187	12,166	12,141	11,924	11,644	11,322	11,041	12,088	12,102	11,990	11,914	11,928	11,883	11,919	11,807	11,736	11,520	11,429	11,359	11,247	11,177	10,965	10,968	11,019	11,086	11,038	11,069	10,980		10,991	11,060	11,070	11,046	11,099	10,977	10,954	10,930	10,868	10,825	10,782	10,701	10,659	10,559	10,459	10,417	10,337	10,275	10,183	10,272	10,285	10,262	10,165	9,994	9,934	9,948	9,834	9,628	9,698	9,804	9,918	9,927	9,813	9,931	10,030	10,004	10,120	10,165	10,139	10,182	10,085	9,954	9,991	10,000
C000126926
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classnamec7e0c2cf-4977-4b27-999c-70356abf64bd" style="color: inherit; text-decoration: none;">Class R6</a>
Account Value	$ 6,953,065	7,024,942	6,924,714	6,851,165	6,740,735	6,684,806	6,603,211	6,663,842	6,583,092	6,617,731	6,577,124	6,399,100	6,222,525	6,248,251	6,283,558	6,282,899	6,245,044	6,219,733	6,268,395	6,218,970	6,142,321	6,204,074	6,056,793	6,058,395	5,938,463	5,949,656	6,081,282	6,118,944	6,030,014	6,173,563	6,213,051	6,310,100	6,372,307	6,458,477	6,511,190	6,483,474	6,501,698	6,531,006	6,548,482	6,543,480	6,504,924	6,499,980	6,473,302	6,436,712	6,455,656	6,496,823	6,504,793	6,439,276	6,315,395	6,323,150	6,298,207	6,293,439	6,179,867	6,023,125	5,855,968	5,699,040	6,251,689	6,244,926	6,184,682	6,142,138	6,146,032	6,129,261	6,134,162	6,084,438	6,034,868	5,922,690	5,873,372	5,834,664	5,775,377	5,736,769	5,616,144	5,625,279	5,637,900	5,679,363	5,652,252	5,654,835	5,617,435		5,610,372	5,652,281	5,654,469	5,639,496	5,663,373	5,599,296	5,584,423	5,560,075	5,535,774	5,511,514	5,486,870	5,443,312	5,409,729	5,357,010	5,304,128	5,280,137	5,237,623	5,203,787	5,154,893	5,196,600	5,200,419	5,195,878	5,135,101	5,047,213	5,014,877	5,019,206	4,959,844	4,854,497	4,877,722	4,937,262	5,000,444	4,993,482	4,933,595	4,989,631	5,036,285	5,020,741	5,075,737	5,095,664	5,080,253	5,099,406	5,049,263	4,981,764	4,997,670	5,000,000
Bloomberg Global Aggregate (Hedged USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Account Value	$ 12,328	12,497	12,354	12,220	11,988	11,885	11,781	11,974	11,867	11,949	11,972	11,602	11,216	11,296	11,494	11,509	11,505	11,512	11,557	11,498	11,249	11,431	11,174	11,307	11,026	11,064	11,431	11,738	11,446	11,622	11,638	11,960	12,223	12,388	12,586	12,637	12,548	12,580	12,700	12,726	12,570	12,509	12,481	12,448	12,497	12,695	12,763	12,724	12,652	12,651	12,605	12,697	12,560	12,498	12,462	12,264	12,458	12,307	12,089	12,114	12,128	12,149	12,205	11,935	11,842	11,678	11,512	11,505	11,303	11,289	11,171	11,012	10,958	10,980	11,022	10,988	10,985		10,965	10,924	10,965	10,875	10,899	10,977	10,953	10,936	10,890	10,941	10,842	10,806	10,837	10,774	10,701	10,706	10,615	10,654	10,625	10,803	10,909	10,910	10,916	10,851	10,648	10,604	10,586	10,499	10,399	10,249	10,277	10,272	10,239	10,179	10,206	10,106	10,233	10,275	10,333	10,274	10,335	10,146	10,094	10,000
Bloomberg Global Aggregate (Hedged USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Account Value	$ 11,998	12,162	12,023	11,893	11,667	11,567	11,465	11,653	11,549	11,629	11,651	11,291	10,915	10,993	11,186	11,200	11,197	11,203	11,248	11,190	10,947	11,125	10,874	11,004	10,731	10,768	11,125	11,423	11,139	11,311	11,326	11,639	11,896	12,056	12,248	12,298	12,211	12,243	12,360	12,385	12,233	12,173	12,146	12,115	12,163	12,355	12,421	12,383	12,313	12,312	12,267	12,357	12,223	12,163	12,128	11,935	12,124	11,977	11,765	11,789	11,803	11,823	11,878	11,615	11,524	11,365	11,204	11,197	11,000	10,987	10,872	10,717	10,665	10,685	10,726	10,694	10,691		10,671	10,631	10,671	10,583	10,607	10,683	10,659	10,643	10,598	10,647	10,551	10,517	10,546	10,485	10,414	10,419	10,331	10,368	10,340	10,514	10,617	10,618	10,623	10,560	10,363	10,319	10,302	10,218	10,121	9,975	10,002	9,997	9,965	9,906	9,933	9,835	10,000	10,000
Bloomberg Global Aggregate (Hedged USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Account Value	$ 1,232,818	1,249,730	1,235,394	1,222,010	1,198,850	1,188,537	1,178,112	1,197,391	1,186,690	1,194,889	1,197,236	1,160,159	1,121,595	1,129,616	1,149,438	1,150,884	1,150,511	1,151,199	1,155,748	1,149,829	1,124,885	1,143,118	1,117,382	1,130,726	1,102,628	1,106,415	1,143,112	1,173,753	1,144,599	1,162,238	1,163,839	1,195,983	1,222,332	1,238,810	1,258,584	1,263,709	1,254,759	1,258,048	1,270,039	1,272,589	1,256,966	1,250,866	1,248,080	1,244,826	1,249,750	1,269,497	1,276,343	1,272,434	1,265,215	1,265,123	1,260,518	1,269,719	1,255,994	1,249,756	1,246,224	1,226,371	1,245,759	1,230,696	1,208,880	1,211,364	1,212,787	1,214,884	1,220,540	1,193,474	1,184,156	1,167,781	1,151,216	1,150,531	1,130,287	1,128,930	1,117,098	1,101,192	1,095,830	1,097,976	1,102,192	1,098,815	1,098,514		1,096,470	1,092,389	1,096,469	1,087,453	1,089,910	1,097,747	1,095,298	1,093,604	1,089,011	1,094,062	1,084,181	1,080,629	1,083,662	1,077,373	1,070,116	1,070,610	1,061,523	1,065,404	1,062,492	1,080,335	1,090,913	1,091,043	1,091,599	1,085,116	1,064,846	1,060,364	1,058,566	1,049,923	1,039,927	1,024,934	1,027,715	1,027,242	1,023,921	1,017,884	1,020,643	1,010,633	1,023,282	1,027,542	1,033,319	1,027,432	1,033,538	1,014,616	1,009,390	1,000,000
Bloomberg Global Aggregate (Hedged USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Account Value	$ 5,628,403	5,705,612	5,640,164	5,579,059	5,473,320	5,426,236	5,378,643	5,466,660	5,417,805	5,455,237	5,465,951	5,296,678	5,120,616	5,157,233	5,247,731	5,254,333	5,252,632	5,255,769	5,276,542	5,249,515	5,135,636	5,218,878	5,101,379	5,162,304	5,034,022	5,051,311	5,218,849	5,358,742	5,225,641	5,306,169	5,313,479	5,460,231	5,580,527	5,655,757	5,746,035	5,769,434	5,728,571	5,743,590	5,798,333	5,809,973	5,738,650	5,710,798	5,698,079	5,683,223	5,705,702	5,795,858	5,827,114	5,809,266	5,776,308	5,775,887	5,754,864	5,796,870	5,734,208	5,705,733	5,689,607	5,598,967	5,687,483	5,618,714	5,519,115	5,530,454	5,536,949	5,546,524	5,572,345	5,448,776	5,406,235	5,331,478	5,255,849	5,252,720	5,160,297	5,154,103	5,100,084	5,027,464	5,002,986	5,012,781	5,032,031	5,016,613	5,000,000	$ 5,000,000
Bloomberg Global Aggregate (Hedged USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Account Value	$ 12,328	12,497	12,354	12,220	11,988	11,885	11,781	11,974	11,867	11,949	11,972	11,602	11,216	11,296	11,494	11,509	11,505	11,512	11,557	11,498	11,249	11,431	11,174	11,307	11,026	11,064	11,431	11,738	11,446	11,622	11,638	11,960	12,223	12,388	12,586	12,637	12,548	12,580	12,700	12,726	12,570	12,509	12,481	12,448	12,497	12,695	12,763	12,724	12,652	12,651	12,605	12,697	12,560	12,498	12,462	12,264	12,458	12,307	12,089	12,114	12,128	12,149	12,205	11,935	11,842	11,678	11,512	11,505	11,303	11,289	11,171	11,012	10,958	10,980	11,022	10,988	10,985		10,965	10,924	10,965	10,875	10,899	10,977	10,953	10,936	10,890	10,941	10,842	10,806	10,837	10,774	10,701	10,706	10,615	10,654	10,625	10,803	10,909	10,910	10,916	10,851	10,648	10,604	10,586	10,499	10,399	10,249	10,277	10,272	10,239	10,179	10,206	10,106	10,233	10,275	10,333	10,274	10,335	10,146	10,094	10,000
Bloomberg Global Aggregate (Hedged USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Account Value	$ 6,164,092	6,248,650	6,176,972	6,110,052	5,994,249	5,942,684	5,890,561	5,986,955	5,933,451	5,974,445	5,986,179	5,800,795	5,607,976	5,648,078	5,747,190	5,754,420	5,752,557	5,755,993	5,778,742	5,749,143	5,624,426	5,715,590	5,586,908	5,653,632	5,513,141	5,532,075	5,715,559	5,868,766	5,722,997	5,811,190	5,819,195	5,979,915	6,111,660	6,194,050	6,292,920	6,318,546	6,273,794	6,290,242	6,350,196	6,362,944	6,284,832	6,254,329	6,240,400	6,224,130	6,248,748	6,347,485	6,381,716	6,362,170	6,326,074	6,325,613	6,302,589	6,348,593	6,279,968	6,248,782	6,231,121	6,131,855	6,228,795	6,153,481	6,044,402	6,056,821	6,063,934	6,074,420	6,102,699	5,967,369	5,920,780	5,838,907	5,756,080	5,752,654	5,651,434	5,644,651	5,585,490	5,505,958	5,479,151	5,489,878	5,510,960	5,494,074	5,492,569		5,482,351	5,461,945	5,482,343	5,437,263	5,449,550	5,488,733	5,476,491	5,468,021	5,445,056	5,470,308	5,420,905	5,403,144	5,418,308	5,386,866	5,350,581	5,353,051	5,307,615	5,327,018	5,312,461	5,401,675	5,454,563	5,455,215	5,457,997	5,425,581	5,324,230	5,301,818	5,292,830	5,249,613	5,199,636	5,124,669	5,138,574	5,136,209	5,119,605	5,089,419	5,103,215	5,053,166	5,116,410	5,137,708	5,166,595	5,137,158	5,167,691	5,073,079	5,046,951	5,000,000
Global Fixed Income Opportunities Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Account Value	$ 11,320	11,475	11,344	11,221	11,008	10,913	10,818	10,995	10,896	10,972	10,993	10,653	10,299	10,372	10,554	10,568	10,564	10,570	10,612	10,558	10,329	10,496	10,260	10,382	10,124	10,159	10,496	10,778	10,510	10,672	10,687	10,982	11,224	11,375	11,556	11,604	11,521	11,552	11,662	11,685	11,542	11,486	11,460	11,430	11,475	11,657	11,720	11,684	11,617	11,617	11,574	11,659	11,533	11,475	11,443	11,261	11,439	11,300	11,100	11,123	11,136	11,155	11,207	10,959	10,873	10,723	10,571	10,564	10,378	10,366	10,257	10,111	10,062	10,082	10,120	10,089	10,087		10,068	10,030	10,068	9,985	10,008	10,080	10,057	10,042	9,999	10,046	9,955	9,922	9,950	9,893	9,826	9,830	9,747	9,783	9,828	10,234	10,527	10,469	10,520	10,441	10,145	10,283	10,148	9,881	9,666	9,583	9,532	9,693	9,672	9,623	9,612	9,590	9,633	9,808	9,705	9,799	9,879	9,895	9,963	10,000
Global Fixed Income Opportunities Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Account Value	$ 11,541	11,700	11,566	11,440	11,223	11,127	11,029	11,210	11,110	11,186	11,208	10,861	10,500	10,575	10,761	10,774	10,771	10,777	10,820	10,765	10,531	10,702	10,461	10,586	10,323	10,358	10,702	10,989	10,716	10,881	10,896	11,197	11,443	11,598	11,783	11,831	11,747	11,778	11,890	11,914	11,768	11,710	11,684	11,654	11,700	11,885	11,949	11,912	11,845	11,844	11,801	11,887	11,758	11,700	11,667	11,481	11,663	11,522	11,317	11,341	11,354	11,374	11,427	11,173	11,086	10,933	10,778	10,771	10,582	10,569	10,458	10,309	10,259	10,279	10,319	10,287	10,284		10,265	10,227	10,265	10,181	10,204	10,277	10,254	10,238	10,195	10,242	10,150	10,117	10,145	10,086	10,018	10,023	9,938	9,974	10,020	10,435	10,733	10,674	10,726	10,646	10,344	10,484	10,347	10,074	9,855	9,770	9,719	9,882	9,862	9,812	9,800	9,778	10,000	10,000
Global Fixed Income Opportunities Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Account Value	$ 1,131,990	1,147,518	1,134,355	1,122,066	1,100,800	1,091,330	1,081,758	1,099,460	1,089,634	1,097,163	1,099,317	1,065,273	1,029,863	1,037,228	1,055,429	1,056,757	1,056,415	1,057,045	1,061,223	1,055,788	1,032,884	1,049,626	1,025,994	1,038,248	1,012,448	1,015,925	1,049,620	1,077,756	1,050,986	1,067,182	1,068,652	1,098,167	1,122,361	1,137,492	1,155,648	1,160,354	1,152,136	1,155,156	1,166,166	1,168,508	1,154,163	1,148,561	1,146,003	1,143,015	1,147,536	1,165,669	1,171,955	1,168,365	1,161,737	1,161,652	1,157,424	1,165,872	1,153,270	1,147,543	1,144,299	1,126,070	1,143,872	1,130,041	1,110,010	1,112,290	1,113,597	1,115,522	1,120,715	1,095,863	1,087,307	1,072,272	1,057,062	1,056,432	1,037,844	1,036,598	1,025,734	1,011,129	1,006,206	1,008,175	1,012,047	1,008,946	1,008,670		1,006,793	1,003,046	1,006,792	998,513	1,000,770	1,007,965	1,005,717	1,004,162	999,944	1,004,582	995,509	992,247	995,032	989,258	982,595	983,048	974,704	978,268	982,783	1,023,446	1,052,662	1,046,898	1,052,008	1,044,137	1,014,512	1,028,306	1,014,808	988,107	966,583	958,279	953,212	969,259	967,216	962,312	961,194	959,045	963,264	980,800	970,479	979,924	987,924	989,489	996,349	1,000,000
Global Fixed Income Opportunities Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Account Value	$ 11,320	11,475	11,344	11,221	11,008	10,913	10,818	10,995	10,896	10,972	10,993	10,653	10,299	10,372	10,554	10,568	10,564	10,570	10,612	10,558	10,329	10,496	10,260	10,382	10,124	10,159	10,496	10,778	10,510	10,672	10,687	10,982	11,224	11,375	11,556	11,604	11,521	11,552	11,662	11,685	11,542	11,486	11,460	11,430	11,475	11,657	11,720	11,684	11,617	11,617	11,574	11,659	11,533	11,475	11,443	11,261	11,439	11,300	11,100	11,123	11,136	11,155	11,207	10,959	10,873	10,723	10,571	10,564	10,378	10,366	10,257	10,111	10,062	10,082	10,120	10,089	10,087		10,068	10,030	10,068	9,985	10,008	10,080	10,057	10,042	9,999	10,046	9,955	9,922	9,950	9,893	9,826	9,830	9,747	9,783	9,828	10,234	10,527	10,469	10,520	10,441	10,145	10,283	10,148	9,881	9,666	9,583	9,532	9,693	9,672	9,623	9,612	9,590	9,633	9,808	9,705	9,799	9,879	9,895	9,963	10,000
Global Fixed Income Opportunities Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Account Value	$ 5,659,950	$ 5,737,592	$ 5,671,777	$ 5,610,329	$ 5,503,998	$ 5,456,650	$ 5,408,790	$ 5,497,300	$ 5,448,172	$ 5,485,813	$ 5,496,587	$ 5,326,366	$ 5,149,317	$ 5,186,139	$ 5,277,144	$ 5,283,783	$ 5,282,073	$ 5,285,227	$ 5,306,116	$ 5,278,938	$ 5,164,421	$ 5,248,129	$ 5,129,972	$ 5,191,239	$ 5,062,238	$ 5,079,623	$ 5,248,100	$ 5,388,778	$ 5,254,930	$ 5,335,910	$ 5,343,261	$ 5,490,836	$ 5,611,806	$ 5,687,458	$ 5,778,241	$ 5,801,772	$ 5,760,679	$ 5,775,782	$ 5,830,832	$ 5,842,538	$ 5,770,815	$ 5,742,807	$ 5,730,017	$ 5,715,077	$ 5,737,682	$ 5,828,344	$ 5,859,775	$ 5,841,827	$ 5,808,684	$ 5,808,260	$ 5,787,120	$ 5,829,361	$ 5,766,348	$ 5,737,713	$ 5,721,497	$ 5,630,349	$ 5,719,361	$ 5,650,207	$ 5,550,049	$ 5,561,452	$ 5,567,984	$ 5,577,612	$ 5,603,577	$ 5,479,316	$ 5,436,537	$ 5,361,360	$ 5,285,308	$ 5,282,162	$ 5,189,220	$ 5,182,992	$ 5,128,670	$ 5,055,643	$ 5,031,028	$ 5,040,877	$ 5,060,235	$ 5,044,731	$ 5,043,349		$ 5,033,966	$ 5,015,229	$ 5,033,959	$ 4,992,566	$ 5,003,848	$ 5,039,826	$ 5,028,586	$ 5,020,808	$ 4,999,721	$ 5,022,908	$ 4,977,546	$ 4,961,237	$ 4,975,161	$ 4,946,291	$ 4,912,974	$ 4,915,241	$ 4,873,521	$ 4,891,338	$ 4,913,913	$ 5,117,229	$ 5,263,312	$ 5,234,491	$ 5,260,040	$ 5,220,687	$ 5,072,558	$ 5,141,532	$ 5,074,041	$ 4,940,533	$ 4,832,916	$ 4,791,394	$ 4,766,060	$ 4,846,297	$ 4,836,082	$ 4,811,561	$ 4,805,968	$ 4,795,225	$ 4,816,320	$ 4,903,999	$ 4,852,395	$ 4,899,621	$ 4,939,619	$ 4,947,445	$ 4,981,747	$ 5,000,000